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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Blackstone Group L.P.
                 -------------------------------
   Address:      345 Park Avenue
                 -------------------------------
                 New York, NY 10154
                 -------------------------------

Form 13F File Number: 28-13114
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Friedman
         -------------------------------
Title:   Authorized Person
         -------------------------------
Phone:   (212) 583-5000
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert L. Friedman           New York, NY       February 17, 2009
   -------------------------------    -----------------   -------------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3
                                        --------------------

Form 13F Information Table Entry Total:          28
                                        --------------------

Form 13F Information Table Value Total:      $1,098,871
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13113                     Blackstone Capital Partners V L.P.
    ------       -----------------         ----------------------------------

    2         28-12319                     Blackstone Kailix Advisors L.L.C.
    ------       -----------------         ----------------------------------

    3         28-12332                     GSO Capital Partners LP
    ------       -----------------         ----------------------------------

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

(2) Blackstone Kailix Advisors L.L.C. had no reportable positions in
Section 13(f) securities as of December 31, 2008.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR QUARTER ENDED DECEMBER 31, 2008

                                                                                                                 VOTING AUTHORITY
                                                        VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     $1000)  AMT         PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP   COM             018581108 $ 133,439   2,867,800 SH              SOLE       1      2,867,800
BARCLAYS BK PLC              IPMS INDIA ETN  06739F291 $     895      28,300 SH              SOLE                 28,300
BRE PROPERTIES INC           NOTE 4.125% 8/1 05564EBH8 $   7,425  10,000,000 PRN             SOLE             10,000,000
CALPINE CORP                 COM NEW         131347304 $  12,790   1,756,917 SH              SOLE              1,756,917
CALPINE CORP                 COM NEW         131347304 $   3,130     429,902 SH              SOLE       3        429,902
CENTENNIAL COMMUNCTNS CORP N CL A NEW        15133V208 $  12,916   1,602,432 SH              SOLE      (a)     1,602,432
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109 $     231       4,550 SH              SOLE                  4,550
CHINA PETE & CHEM CORP       SPON ADR H SHS  16941R108 $     332       5,379 SH              SOLE                  5,379
COGNIZANT TECHNOLOGY SOLUTIO CL A            192446102 $   3,101     171,700 SH              SOLE                171,700
EAGLE ROCK ENERGY PARTNERS L UNIT            26985R104 $   4,466     948,141 SH              SOLE       3        948,141
FBR CAPITAL MARKETS CORP     COM             30247C301 $     346      71,265 SH              SOLE       3         71,265
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V109 $     105      11,500 SH              SOLE                 11,500
FREEPORT-MCMORAN COPPER & GO COM             35671D857 $     194       7,950 SH              SOLE                  7,950
HUNTSMAN CORP                COM             447011107 $     946     275,000 SH    CALL      SOLE                275,000
HUNTSMAN CORP                COM             447011107 $   1,194     347,200 SH              SOLE       3        347,200
HUNTSMAN CORP                COM             447011107 $   1,548     450,000 SH    CALL      SOLE       3        450,000

                                                                                                                 VOTING AUTHORITY
                                                        VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP      $1000) AMT         PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                  MSCI HONG KONG  464286871 $      30       2,900 SH              SOLE                  2,900
ISHARES TR                   FTSE XNHUA IDX  464287184 $      32       1,100 SH              SOLE                  1,100
ISHARES TR                   RUSSELL 2000    464287655 $  24,620     500,000 SH     PUT      SOLE       3        500,000
LODGIAN INC                  COM PAR $.01    54021P403 $   2,826   1,326,909 SH              SOLE              1,326,909
NETEASE COM INC              SPONSORED ADR   64110W102 $   1,318      59,650 SH              SOLE                 59,650
NEW ORIENTAL ED & TECH GRP I SPON ADR        647581107 $     375       6,829 SH              SOLE                  6,829
ORBITZ WORLDWIDE INC         COM             68557K109 $ 178,563  46,021,327 SH              SOLE      1(b)   46,021,327
REPUBLIC SVCS INC(c)         COM             760759100 $ 534,863  21,575,772 SH              SOLE      (d)    21,575,772
SANDRIDGE ENERGY INC         COM             80007P307 $   6,833   1,111,111 SH              SOLE       3      1,111,111
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR   874039100 $     144      18,250 SH              SOLE                 18,250
TIME WARNER CABLE INC        CL A            88732J108 $     392      18,258 SH              SOLE                 18,258
TRW AUTOMOTIVE HLDGS CORP    COM             87264S106 $ 165,817  46,060,285 SH              SOLE             46,060,285

(a) The Centennial Communications Corp. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(b) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(c) In connection with the merger between Allied Waste Industries, Inc. ("Allied Waste") and Republic Services, Inc. ("Republic"), which was consummated on December 5, 2008, each share of Allied Waste was exchanged for
0.45 shares of Republic. The shares of Republic reported herein consist of approximately 21,558,090 shares expected to be issued in exchange for 47,906,868 shares of Allied Waste previously held by Blackstone entities and 17,682 shares expected to be issued in exchange for 39,295 Allied Waste shares that were previously held by Blackstone employees who served as directors of Allied Waste.

(d) The Republic shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.